INTANGIBLE ASSETS, NET (Details) - Schedule of intangible assets, net - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 85,236	¥ 85,152	¥ 85,880
Accumulated amortization	(32,881)	(30,649)	(24,247)
Impairment loss of technology with discontinued online lending information platform	(17,220)	(17,220)	(17,220)
Intangible assets, net	35,135	37,283	44,413
Brokerage licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	51,236	51,152	51,880
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	6,400	6,400	6,400
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 27,600	¥ 27,600	¥ 27,600